Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties
10.	RELATED PARTIES

During the years ended December 31, 2014, 2013 and 2012, the Group had the following transactions and current balances in settlement with related parties:

	2014				Balances at December 31, 2014
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	114,432	105,721	(32,076)	—	6,838	(13,835)	(6,997)
Metallurg-Trust	—	—	479	—	—	—	—
TPTU	4,435	90	—	—	12	(222)	(210)
TRMZ	2,103	1,985	—	—	179	(547)	(368)
Somani	17	—	—	—	847	(17)	830
Calridge Ltd.	—	3	(2,895)	—	4	—	4
Port Vanino	21,871	3,053	9	—	—	—	—
Coalmetbank	662	355	39	—	27	(42)	(15)
Controlling Shareholder	—	—	(206)	—	16	—	16
Other	2,632	803	(6,584)	—	1,380	(869)	511

Total	146,152	112,010	(41,234)	—	9,303	(15,532)	(6,229)

	2013				Balances at December 31, 2013
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	613,364	168,956	(517,685)	—	33,022	(75,448)	(42,426)
Metallurg-Trust	—	61,066	(195,656)	—	—	(1)	(1)
TPTU	5,888	161	—	—	5	(560)	(555)
TRMZ	2,063	1,879	—	—	253	(1,176)	(923)
Somani	1,420	—	—	—	1,231	—	1,231
Calridge Ltd.	—	1	564	—	3,863	—	3,863
Port Vanino	—	4,010	11,638	(204)	2,244	(221)	2,023
Controlling Shareholder	—	—	—	—	—	(29,466)	(29,466)
Other	956	998	(688)	—	16,174	(92)	16,082

Total	623,691	237,071	(701,827)	(204)	56,792	(106,964)	(50,172)

	2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Related metallurgical plants	874,135	413,958	(853,911)	—
Metallurg-Trust	441	316,017	—	—
Usipar	32,351	—	—	—
TPTU	5,210	209	—	—
TRMZ	4,509	1,630	—	—
Somani	—	6,144	—	—
Other	405	359	(798)	3,902

Total	917,051	738,317	(854,709)	3,902

(a)	Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant (“ZMP”), Guryevsk Metallurgical Plant (“GMP”), Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant (“DEMP”), Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. In 2012- 2014, the Group continued its operations with the related metallurgical plants, but, in 2013-2014, the volume of these transactions declined significantly. These transactions were carried out in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired DEMP (Note 4(c)).

During the years ended December 31, 2014, 2013 and 2012, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

•	Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $3,860, $25,869 and $222,794 in the years ended December 31, 2014, 2013 and 2012, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $3,115, $14,304 and $211,154 were included in revenue from sale of goods in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012, respectively.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of operations and comprehensive income (loss) in the amount of $85, $1,455 and $1,845 for the years ended December 31, 2014, 2013 and 2012, respectively.

•	Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $102,605, $154,653 and $202,805 for the years ended December 31, 2014, 2013 and 2012, respectively.

•	Cost of the related metallurgical plants’ products used in the Group’s production amounted to $32,516, $100,201 and $104,978 for the years ended December 31, 2014, 2013 and 2012, respectively.

•	Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $81,915, $513,163 and $769,157, including transportation costs, for the years ended December 31, 2014, 2013 and 2012, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $83,149, $570,511 and $847,745 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of operations and comprehensive income (loss).

In the second half of 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. In 2013, such operation started with other related metallurgical plants (namely ZMP, GMP, Nytva). Revenues from sales of products (steel pipe, basis steel coils and sheets, long steel) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $151,105, $331,419 and $413,087 for the years ended December 31, 2014, 2013 and 2012, respectively. The related cost of goods sold for these transactions amounted to $137,288, $333,963 and $403,492 for the years ended December 31, 2014, 2013 and 2012, respectively. This cost includes cost of tolling services provided by the related metallurgical plants of $27,772, $57,319 and $47,351 for the years ended December 31, 2014, 2013 and 2012, respectively.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

In September 2012, the Group extended the term of the loan for additional nine months from October 1, 2012, the pledges and guarantees remained the same. From September through December 2012, the loan was partially repaid in the amount of $213,363. To make this repayment, the owners of the related metallurgical plants used the proceeds received by them from the Group for the sale of Cognor and proceeds under a security deposit, as discussed further below.

As of December 31, 2012, the loan balance amounted to $896,445, out of which $15,405 represented interest accrued on extended loan. The interest accrued on the loan amount before the extension was repaid in full. During the year ended December 31, 2013, $5,000 were repaid and the owners of the related metallurgical plants returned the security deposit paid by the Group in the end of 2012 for the acquisition of some assets pledged under the loan agreement.

The Group evaluates the recoverability of the loan amount based on the fair value of the pledged assets which, as of December 31, 2014 and 2013, was $nil. This resulted in a $832,013 and $888,015 provision for amounts due from related parties under this loan as of December 31, 2014 and 2013, respectively. The Group has not taken possession of assets provided as collateral because these entities are burdened with substantial amount of debt.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2014, 2013 and 2012, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2014	2013	2012
Revenues
Steel segment products sales	68,201	103,825	346,938
Mining segment products sales	258	1,956	3,981
Other revenues*	37,262	63,175	63,039

Total revenues	105,721	168,956	413,958

Costs and expenses
Cost of goods for resale, production and operating expenses	106,031	588,755	842,253
Transportation expenses	8,401	24,609	31,693
Other expenses/(gains)	(349)	—	189
Provision for amounts due from related metallurgical plants	32,425	517,724	919,113

Total expenses	146,508	1,131,088	1,793,248

*	including power segment sales and services provided to related metallurgical plants by all segment companies.

As of December 31, 2014 and 2013, the Group had the following current balances in settlement with related metallurgical plants:

	December 31, 2014	December 31, 2013
Assets
Trade accounts receivable	6,544	17,073
Prepayments and other current assets	294	15,949

Total assets	6,838	33,022

Liabilities
Trade accounts payable	13,488	74,384
Advanced received and other payables	309	1,043
Long term payables	38	21

Total liabilities	13,835	75,448

As of December 31, 2014 and 2013, the amounts of trade accounts receivable and prepayments and other current assets were reduced by $508,083 and $544,478, respectively, of allowance for doubtful accounts. The allowance for doubtful accounts was recognized based on the Group’s estimates of future cash inflows from these balances. As of December 31, 2014 and 2013, the amounts of accounts receivable fully covered by the allowance included amounts receivable of $431,723 and $470,809, respectively, described below. In December 2013, the Group, related party (an entity wholly owned by the Controlling Shareholder) and the related metallurgical plants signed an assignment agreement. Under that agreement, the Group assigned to its related party the right to collect amounts due from the related metallurgical plants with the nominal value of $470,809, and the related party is to repay this amount to the Group through November 2017.

Inventories in stock purchased from these entities amounted to $10,206 and $38,443 as of December 31, 2014 and 2013, respectively.

(b)	Metallurg-Trust

In 2010, the Group started transactions with a trading company, Metallurg-Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg-Trust is mostly involved in reselling the goods produced by the Russian metallurgical plants described in Note 10(a) above on the domestic market and supplying raw materials and semi-finished goods.

During the years ended December 31, 2014, 2013 and 2012, the Group’s sales of pig iron, semi-finished goods, coal and chrome produced by the Group’s entities for further supply to the Russian metallurgical plants mentioned above to Metallurg-Trust amounted $nil, $61,066 and $316,017, respectively.

As of December 31, 2014 and 2013, the amounts of accounts receivable from Metallurg-Trust fully covered by the allowance were $110,391 and $190,388, respectively. The allowance was created against the amount of trade receivables based on the Group’s expectation of future cash inflows.

(c)	Port Vanino

During the year ended December 31, 2013, the Group sold all of its shares of Port Vanino (Note 9). The ordinary shares were partly sold to the Group’s related parties: the Controlling Shareholder and Calridge Ltd., a company wholly owned by the Controlling Shareholder, for $5,950 (0.67% of the total shares or 0.9% of the total common shares) and $3,969 (0.45% of the total shares or 0.6% of the total common shares), respectively. As of December 31, 2013, the outstanding balance from Calridge Ltd. to the Group amounted to $3,863. As of December 31, 2014, the outstanding balance from Calridge Ltd. to the Group amounted to $2,250 and it was fully covered by the allowance. In June 2014, the Group recalled some of its representatives from the Board of Directors of Port Vanino and since that date Port Vanino is no longer considered to be a related party to the Group.

In August 2013, the Group received short-term ruble-denominated loan from Port Vanino in the amount of $13,722 at interest rate of 9.6% p.a. As of December 31, 2013, the Group’s liability under this debt in the amount of $221 was included in payables to related parties, the loan was fully repaid in 2014. The amount of interest expenses incurred under this loan totaled $286 for the year ended December 31, 2013.

As of December 31, 2013, the Group had receivables from Port Vanino in the amount of $2,244. During the period from January through May 2014 and the year ended December 31, 2013, the Group’s sales of raw material and transportation services to Port Vanino amounted to $3,053 and $4,010, respectively, the Group’s purchases of services from Port Vanino amounted to $21,817 and $nil, respectively. Other income earned by the Group from transactions with Port Vanino comprised $2,274 during the year ended December 31, 2013.

(d)	Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. During the years ended December 31, 2014, 2013 and 2012, the Group’s purchases of pig iron from Usipar amounted $nil, $ nil and $32,351, respectively, and the Group’s sales of coke and other raw materials to Usipar amounted $nil, $nil and $ nil, respectively. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amounts of $nil, $ nil and $34,820 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2014 and 2013, the Group had no trade accounts receivable from Usipar either prepayments made to Usipar. During the year ended December 31, 2012, Usipar repaid all amounts due to the Group.

(e)	Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2014, 2013 and 2012, the Group purchased transportation services in the amounts of $4,435, $5,888 and $5,210, respectively.

(f)	Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2014, 2013 and 2012, the Group purchased repair services in the amounts of $2,103, $2,063 and $4,509, respectively.

(g)	Coalmetbank

Coalmetbank (formerly referred to as Uglemetbank) is a middle size regional bank, which provides cash settlement services for the Group. The Group treats Coalmetbank as a related party to the Group from the second half of 2014 because part of its shares is owned by the Group’s key management and the Controlling Shareholder. During the period when Coalmetbank was a related party in 2014, the Group’s purchases of banking services amounted to $662. The outstanding cash balance in Coalmetbank was $38,802 as of December 31, 2014.

(h)	Other

During the year ended December 31, 2013, the Group signed a number of re-assignment agreements with respect to the accounts receivable due from the related metallurgical plants and Metallurg-Trust in the total amount of $99,367. The Group disclosed the balances due from assignees as receivables from related parties. As a result of the re-assignment transactions, the Group received cash of $81,285. As of December 31, 2013, the balance due from related parties amounted to $18,082 and was to be paid within 180-365 days from the date of the agreement. As of December 31, 2014, the balance due from related parties amounted to $5,084 and was provided for based on the Group’s expectation of future cash inflows. The re-assignment transactions had no effect on the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2014 and 2013.